Other income and charges	12 Months Ended
Dec. 31, 2013
Other income and charges

5    Other income and charges

(in millions of Canadian dollars)	2013	2012	2011

Accretion income on long-term floating rate notes (Note 19)	$–	$(3)	$(5)
Loss (gain) in fair value of long-term floating rate notes (Note 19)	–	1	(10)
Net loss on repurchase of debt (Note 18)	–	–	10
Other foreign exchange losses (gains)	2	(1)	3
Foreign exchange loss (gain) on long-term debt	2	(2)	3
Advisory fees (related to shareholder matters)	–	27	6
Other	13	15	11

Total other income and charges	$17	$37	$18